SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			$ 133,886	$ 423,209	$ 423,209
Change in fair value included in statements of operations	$ (13,581)	$ 1,771	(66,368)	(302,158)	(316,537)	$ 530,330
Ending balance	131,585		131,585		133,886	423,209
Gain (loss) on extinguishment of debt	18,759	$ 211	30,078	(34,099)	(54,565)	(25,969)
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			133,886	$ 423,209	423,209	151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount			80,000		150,000	93,668
Initial fair value of embedded conversion option derivative liability recorded as derivative expense			35,741		141,012
Reduction of derivative liability upon debt conversion			(51,674)
Change in fair value included in statements of operations			(66,368)		(316,537)	530,330
Ending balance	$ 131,585		$ 131,585		133,886	423,209
Gain (loss) on extinguishment of debt					$ (263,798)	$ (352,051)